The Prudential Insurance Company of America                       Thomas C. Castano
                                                                  Assistant General Counsel
                                                                  Law Department

                                                                  The Prudential Insurance Company of America
                                                                  213 Washington Street
                                                                  Newark, NJ 07102-2992
                                                                  (973) 802-9750 fax: (973) 802-9560

                                                                  May 3, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                           Re:      Prudential Variable Appreciable Account
                                    (Registration No. 33-20000)

Ladies and Gentlemen:

         Pursuant to  subparagraph  (j) of Rule 497 under the Securities Act of 1933, the  Registrant  hereby  certifies:  (i) that its
Prospectus that would have been filed pursuant to Rule 497(b) would not have differed from the Prospectus  contained in  Post-Effective
Amendment No. 27 and (ii) that the text of  Post-Effective  Amendment No. 27 was filed  electronically on April 16, 2004 (Accession No.
0000828972-04-000004).

                                                     By:      _/s/_______________________________
                                                              Thomas C. Castano
                                                              Assistant General Counsel
                                                              The Prudential Insurance Company of America

via EDGAR